Lease Commitments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Rent expense	$ 8,412	$ 4,688	$ 4,737
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	10 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year